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FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: __/__/__ (a)
or fiscal year ending: 12/31/08 (b)

Is this a transition report?: (Y/N)                    N

Is this an amendment to a previous filing? (Y/N)       N

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: American National Variable Annuity Separate Account

B. File Number:         811-07600

C. Telephone Number:    409)763-4661

2. A. Street:           One Moody Plaza

B. City:                Galveston

C. State:               Texas

D. Zip Code:            77550       Zip Ext: 7999

E. Foreign Country: Foreign Postal Codes:

3. Is this the first filing on this form by Registrant? (Y/N)      N

4. Is this the last filing on this form by Registrant? (Y/N)       N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N
[If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)              Y
[If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)
[If answer is "N" (No), go to item 8.]

B. How many separate series or portfolios did Registrant have at the end of the period?

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For period ending 12/31/08

If filing more than one "X" box: [_]
File Number 811-07600

UNIT INVESTMENT TRUSTS

111. A. [_] Depositor Name:        American National Insurance Company

B. [_] File Number (If any): ________

C. [_] City: Galveston State: Texas Zip Code: 77550 Zip Ext.: 7999

[_] Foreign Country: __________________ Foreign Postal Code: _________

111. A. [_] Depositor Name: ___________________________________________

B. [_] File Number (If any): _________

C. [_] City: _________ State: ______ Zip Code: ____ Zip Ext.: ____

[_] Foreign Country: __________________ Foreign Postal Code: _________

112. A. [_] Sponsor Name: _____________________________________________

B. [_] File Number (If any): _________

C. [_] City: _________ State: ______ Zip Code: ____ Zip Ext.: ____

[_] Foreign Country: __________________ Foreign Postal Code: _________

112. A. [_] Sponsor Name: _____________________________________________

B. [_] File Number (If any): __________

C. [_] City: _________ State: ______ Zip Code: ____ Zip Ext.: ____

[_] Foreign Country: __________________ Foreign Postal Code: _________

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For period ending 12/31/08

If filing more than one "X" box: [_]
File Number 811-07600

113. A. [_] Trustee Name: _____________________________________________

B. [_] City: State: Zip Code: Zip Ext.:

[_] Foreign Country: __________________ Foreign Postal Code: _________

113. A. [_] Trustee Name: ______________________________________________

B. [_] City: _________ State: ______ Zip Code: ____ Zip Ext.: ____

[_] Foreign Country: __________________ Foreign Postal Code: _________

114. A. [_] Principal Underwriter Name:

       Securities Management and Research,Inc.

B. [_] File Number (If any): 8-_________________

C. [_] City: League City State: TX Zip Code: 77573 Zip Ext.:

[_] Foreign Country: __________________ Foreign Postal Code: _________

114. A. [_] Principal Underwriter Name: _______________________________

B. [_] File Number (If any): 8-_________________

C. [_] City: _________ State: ______ Zip Code: ____ Zip Ext.: ____

[_] Foreign Country: __________________ Foreign Postal Code: _________

115. A. [_] Independent Public Accountant Name: KPMG LLP

B. [_] City: Houston State: TX Zip Code: 77002   Zip Ext.:

[_] Foreign Country: __________________ Foreign Postal Code: _________

115. A. [_] Independent Public Accountant Name:

B. [_] City: State: Zip Code: Zip Ext.:

[_] Foreign Country: __________________ Foreign Postal Code: _________

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For period ending 12/31/08

If filing more than one "X" box: [_]
File Number 811-07600

116. Family of investment companies information:

A. [_] Is Registrant part of a family of

       investment companies?(Y/N)                                 Y

B. [_] Identify the family in 10 letters  AMNATINSCO
       (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation
       is for purposes of this form only.)

117. A. [_] Is Registrant a separate account of an

            insurance company? (Y/N)                              Y

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

B. [_] Variable annuity contracts? (Y/N)                          Y

C. [_] Scheduled premium variable life contracts? (Y/N)           N

D. [_] Flexible premium variable life contracts? (Y/N)            N

E. [_] Other types of insurance products registered under the
       Securities Act of 1933 (Y/N)                                                             N

118. [_] State the number of series existing at the end

         of the period that had securities registered under

         the Securities Act of 1933.                              62

119. [_] State the number of new series for which

         registration statements under the Securities Act

         of 1933 became effective during the period.              0

120. [_] State the total value of the portfolio securities

         on the date of deposit for the new series included

         in item 119($000's omitted)                              $0

121. [_] State the number of series for which a current

         prospectus was in existence at the end of the period.    62

122. [_] State the number of existing series for which

         additional units were registered under

         the Securities Act of 1933 during the current period.    0

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For period ending 12/31/08

If filing more than one "X" box: [_]
File Number 811-07600

123. [_] State the total value of the

         additional units considered
         in answering item 122 ($000's omitted)                     $ 0

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         $000's omittied)                                           $ 0

125. [_] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
         series of Registrant ($000's omitted)                      $ 0

126. [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
         portfolio of a subsequent series.) ($000's omitted)        $ 0

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based
         upon a percentage of NAV) in each type of security shown,
         the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding
         distributions of realized gains, if any):



                                Number of   Total Assets    Total Income

                                Series      Investing       Distributions

                                Investing   ($000's         ($000's

                                            omitted)        ommitted)
A. U.S. Treasury direct issue   ----        $-----            $------

B. U.S. Government agency       ----        $-----            $------
C. State and municipal tax-free ----        $-----            $------

D. Public utility debt          ----        $-----            $------

E. Brokers or dealers debt or

   debt of brokers' or dealers

   parent                       ----        $-----            $------

F. All other corporate intermed
   long-term debt               ----        $-----            $------

G. All other corporate short-

   term debt                     2           $22,647           $136

   debt

H. Equity securities of brokers

   or  dealers or parents of

   brokers or dealers          ----        $-----            $------

I. Investment company equity

   securities                  ----        $-----            $------
J. All other equity securities 60           $85,104           $7,069

K. Other securities            ----        $-----            $------

L. Total assets of all series

   of registrant               ----        $-----            $------


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For period ending 12/31/08

If filing more than one "X" box: [_]
File Number 811-07600

128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
         series at the end of the current period insured or
         guaranteed by an entity other than the issuer? (Y/N)         N

[If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)

[If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. [_] Total expenses incurred by all series of Registrant during
         the current reporting period ($000's omitted)              $1,791

132. [_] List the "811" (Investment Company Act of 1940

         registration number for all Series of Registrant that are being included in this filing:

         811-07600     811-           811-           811-         811-

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For period ending (a) 12/31/08
File number (c) 811-07600

SIGNATURE PAGE

This report is signed on behalf of the registrant in the City of Galveston and State of Texas on the 26th day of February, 2009.

American National Variable Annuity Separate Account
Registrant

Witness: /s/ Minna L. Tayebianpour	/s/ W.F. Carlton
Name	Name

Legal Assistant	Vice President & Controller
Title	Title